Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Total loans	$ 857,777	$ 823,718
Allowance for loan losses	(5,004)	(3,753)
Total loans net of allowance for loan losses	852,773	819,965
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	857,777	823,718
Allowance for loan losses	(5,004)	(3,753)
Total loans net of allowance for loan losses	852,773	819,965
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	857,777	823,718
Allowance for loan losses	(5,004)	(3,753)
Total loans net of allowance for loan losses	852,773	819,965
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	237,259	246,074
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	610,680	567,210
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	9,838	10,434
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	569,951	549,751
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	569,951	549,751
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	183,604	199,414
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	378,656	342,087
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	7,691	8,250
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(2,185)	(1,435)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	287,826	273,967
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	287,826	273,967
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	53,655	46,660
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	232,024	225,123
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	2,147	2,184
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	512,846	504,115
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	276,720	277,302
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	236,126	226,813
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	288,568	262,595
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	249,210	226,793
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	39,358	35,802
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	56,363	57,008
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	44,021	45,656
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 12,342	$ 11,352